Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated July 1, 2020
to Prospectus dated May 1, 2016 as supplemented

Notice of Changes to Portfolio Availability
Effective July 15, 2020, we will be making changes to the availability of certain portfolios. The following SEI Insurance Product Trust funds will only be available to contract owners who have been continuously invested in them as of July 14, 2020.

VP Defensive Strategy Fund
VP Conservative Strategy Fund
VP Moderate Strategy Fund
VP Market Plus Strategy Fund
VP Balanced Strategy Fund
VP Market Growth Strategy Fund

In addition, the above referenced funds will be liquidated by the SEI Insurance Product Trust as described below.

Notice of Liquidation
SEI Insurance Product Trust (the "Trust") has authorized the liquidation of the following funds:
VP Defensive Strategy Fund
VP Conservative Strategy Fund
VP Moderate Strategy Fund
VP Market Plus Strategy Fund
VP Balanced Strategy Fund
VP Market Growth Strategy Fund

The above referenced funds (hereinafter the "Portfolios") will liquidate on or about September 25, 2020 ("Liquidation Date").
Contract Owners Invested in the Portfolios
You will need to transfer your Contract Value out of the Sub-accounts invested in the Portfolios and provide us with updated investment instructions by following the procedures described in the contract prospectus. On the Liquidation Date, if we have not received transfer instructions from you, we will transfer any remaining Contract Value in the Sub-accounts invested in the Portfolios to the Sub-account invested in the Fidelity VIP Government Money Market Portfolio - Initial Class.
Until we receive new investment instructions from you, any Purchase Payment received on or after the Liquidation Date and allocated to the Sub-accounts invested in the Portfolios will be directed to the Sub-account invested in the Fidelity VIP Government Money Market Portfolio - Initial Class. Dollar cost averaging and Sub-account rebalancing scheduled transfer strategies will continue; but funds intended for the Portfolios will be directed to the Fidelity VIP Government Money Market Portfolio - Initial Class until we receive new allocation instructions from you. Customized Transfer strategies will be canceled if you had earnings or interest transferred to the Sub-accounts invested in the Portfolios.